CONSOLIDATED BALANCE SHEET - GBP (£) £ in Millions	Jun. 30, 2019	Dec. 31, 2018
Assets
Cash and balances at central banks	£ 57,290	£ 54,663
Items in course of collection from banks	693	647
Financial assets at fair value through profit or loss	155,108	158,529
Derivative financial instruments	26,148	23,595
At amortised cost:
Loans and advances to banks	8,374	6,283
Loans and advances to customers	495,138	484,858
Debt securities	5,434	5,238
Total financial assets at amortised cost	508,946	496,379
Financial assets at fair value through other comprehensive income	27,078	24,815
Goodwill	2,314	2,310
Value of in-force business	5,326	4,762
Other intangible assets	3,615	3,347
Property, plant and equipment	13,646	12,300
Current tax recoverable	6	5
Deferred tax assets	2,401	2,453
Retirement benefit assets	1,509	1,267
Other assets	18,168	12,526
Total assets	822,248	797,598
Liabilities
Deposits from banks	34,777	30,320
Customer deposits	421,692	418,066
Items in the course of collection from banks	499	636
Financial liabilities at fair value through profit or loss	24,754	30,547
Derivative financial instruments	23,026	21,373
Notes in circulation	1,042	1,104
Debt securities in issue	97,815	91,168
Liabilities arising from insurance contracts and participating investment contracts	107,409	98,874
Liabilities arising from non-participating investment contracts	14,706	13,853
Other liabilities	26,124	19,633
Retirement benefit obligations	250	245
Current tax liabilities	383	377
Deferred tax liabilities	49
Other provisions	2,858	3,547
Subordinated liabilities	17,809	17,656
Total liabilities	773,193	747,399
Equity
Share capital	7,076	7,116
Share premium account	17,739	17,719
Other reserves	13,864	13,210
Retained profits	4,769	5,389
Shareholders' equity	43,448	43,434
Other equity instruments	5,406	6,491
Total equity excluding non-controlling interests	48,854	49,925
Non-controlling interests	201	274
Total equity	49,055	50,199
Total equity and liabilities	£ 822,248	£ 797,598